RECEIVABLES (Tables)	3 Months Ended
Mar. 31, 2021
OLD PlayStudios, Inc.
Schedule of receivables

	March 31,	December 31,
	2021	2020
Trade receivables	$26,927	$16,616
Notes receivables	5,034	—
Total receivables	$31,961	$16,616